Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 180,134	$ 177,925
Less: accumulated depreciation	(168,130)	(158,605)
Total property and equipment, net	12,004	19,320
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	165,926	163,891
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 14,208	$ 14,034